MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Balanced Fund
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
Effective December 23, 2018, the information for Scott Riecke, for the MassMutual Premier U.S. Government Money Market Fund and the MassMutual Premier Balanced Fund found on pages 5 and 42 under the heading Portfolio Managers in the section titled Management, and on page 100 for Barings LLC (“Barings”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby deleted.
The following information replaces similar information found on page 11 for the MassMutual Premier Short-Duration Bond Fund under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (October 1994). He is expected to retire as of April 30, 2019.
Effective immediately, the following information replaces similar information found on page 12 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:
	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Management Fees	.38%	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.88%	.98%	1.08%	1.18%	1.18%	1.08%	1.08%
Interest Expense	.78%	.78%	.78%	.78%	.78%	.78%	.78%
Remainder of Other Expenses	.10%	.20%	.30%	.40%	.40%	.30%	.30%
Total Annual Fund Operating Expenses	1.26%	1.36%	1.46%	1.56%	1.81%	1.71%	1.96%
Expense Reimbursement	(.78%)	(.78%)	(.78%)	(.78%)	(.78%)	(.78%)	(.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.48%	.58%	.68%	.78%	1.03%	.93%	1.18%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .58%, .68%, .78%, 1.03%, .93%, and 1.18% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Effective immediately, the following information replaces similar information found on page 12 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Example in the section titled Fees and Expenses of the Fund:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$302	$597	$1,436
Class R5	$59	$333	$650	$1,549
Service Class	$69	$365	$704	$1,661
Administrative Class	$80	$396	$757	$1,773
Class A	$526	$878	$1,275	$2,383
Class R4	$95	$442	$836	$1,937
Class R3	$120	$520	$966	$2,206

Effective immediately, the following information found on page 13 for the MassMutual Premier Inflation-Protected and Income Fund as the sixth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks and Performance is hereby deleted:
The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.
The following information replaces similar information found on page 16 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (December 2003). He is expected to retire as of April 30, 2019.
The following information replaces similar information found on page 99 for Barings LLC (“Barings”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Ronald E. Desautels, CFA
is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group and shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected and Income Fund. Mr. Desautels has managed these Funds since inception. Mr. Desautels has over 40 years of experience. Prior to joining Barings in 1985, Mr. Desautels served as an Assistant Investment Officer at Travelers Insurance Company. Mr. Desautels is expected to retire as of April 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-18-07

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
The following information replaces similar information found under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (October 1994). He is expected to retire as of April 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SDB-18-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Inflation-Protected and Income Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces similar information found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:
	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Management Fees	.38%	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.88%	.98%	1.08%	1.18%	1.18%	1.08%	1.08%
Interest Expense	.78%	.78%	.78%	.78%	.78%	.78%	.78%
Remainder of Other Expenses	.10%	.20%	.30%	.40%	.40%	.30%	.30%
Total Annual Fund Operating Expenses	1.26%	1.36%	1.46%	1.56%	1.81%	1.71%	1.96%
Expense Reimbursement	(.78%)	(.78%)	(.78%)	(.78%)	(.78%)	(.78%)	(.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.48%	.58%	.68%	.78%	1.03%	.93%	1.18%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .58%, .68%, .78%, 1.03%, .93%, and 1.18% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Effective immediately, the following information replaces similar information found under the heading Example in the section titled Fees and Expenses of the Fund:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$302	$597	$1,436
Class R5	$59	$333	$650	$1,549
Service Class	$69	$365	$704	$1,661
Administrative Class	$80	$396	$757	$1,773
Class A	$526	$878	$1,275	$2,383
Class R4	$95	$442	$836	$1,937
Class R3	$120	$520	$966	$2,206
Effective immediately, the following information found as the sixth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks and Performance is hereby deleted:
The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.
The following information replaces similar information found under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (December 2003). He is expected to retire as of April 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
IPI-18-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective December 23, 2018, the information for Scott Riecke, found under the heading Portfolio Managers in the section titled Management, is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BAL-18-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective December 23, 2018, the information for Scott Riecke, found under the heading Portfolio Managers in the section titled Management, is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
US Govt MMF-18-01